Per Share Amounts - Common Share Dividends (Details) - Common shares - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Dividends paid (in CAD per share)	$ 0.350	$ 0.088	$ 0.063
Dividends paid on common shares	$ 682	$ 176	$ 77
Variable dividends declared (in CAD per share)	$ 0.114	$ 0	$ 0
Variable dividends paid on common shares	$ 219	$ 0	$ 0
Total common share dividends paid (in CAD per share)	$ 0.464	$ 0.088	$ 0.063
Total dividends paid on common shares	$ 901	$ 176	$ 77